Business Combination - Schedule of Assets and Liabilities Acquired (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LIABILITIES
Indebtedness to related parties, current	$ 1,278	$ 3,374
Total current liabilities	8,717	10,628
TOTAL LIABILITIES	22,904	21,447
SHAREHOLDERS' EQUITY
Common stock	$ 154	$ 75
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares outstanding	15,446,807	7,501,400
Additional paid-in capital	$ 24,730	$ 16,731
Accumulated deficit	(20,712)	(17,444)
Total shareholders’ equity	5,031	212
TOTAL LIABILITIES AND EQUITY	$ 27,935	21,659
WISeKey Semiconductors SAS
ASSETS
TOTAL ASSETS
LIABILITIES
Indebtedness to related parties, current		188
Total current liabilities		188
TOTAL LIABILITIES		188
SHAREHOLDERS' EQUITY
Common stock
Common stock, par value		$ 0.00
Common stock, shares outstanding		100
Additional paid-in capital
Accumulated deficit		(188)
Total shareholders’ equity		(188)
TOTAL LIABILITIES AND EQUITY